22. Provision for contingencies (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ProvisionForContingenciesLineItems [Line Items]
Description of credit recognized in the net result of discontinued operations	CBD has already recognized as of September 30, 2020, based on the documentation analyzed so far, R$231 of credit for the period it is legally entitled. The credit is recognized in the net result of discontinued operations. Pending a complete justification to be provided by Via Varejo on the credits underlying this right, today the Company still has a remaining unrecorded right of R$277.
Tax contingent liability [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	R$ 10,829	R$ 10,671
Contingent liabilities assessments prior amount	1,409	1,317
Contingent liabilities tax proceedings	484	399
Contingent liabilities estimate possible losses amount	205	186
INSS Social Security Contribution [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	453	420
IRPJ With Holding Income Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	1,055	1,021
COFINS, PIS And IPI [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	2,022	1,985
ICMS [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	6,773	6,582
Municipal Service Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	123	150
Other Litigations [Member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	R$ 403	513
Guarantees [Member]
ProvisionForContingenciesLineItems [Line Items]
Percentage for cost of letter of guarantees	0.59%
Tax Claims [Member] | Tax contingent liability [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	R$ 72
PIS/COFINS [Member]
ProvisionForContingenciesLineItems [Line Items]
Non-approval of compensation amount	4	86
Provision for contingencies accrued amount	345	340
Unappeasable process recorded amount	382
Estimated financial effect of contingent liabilities	198
Estimated financial effect of potential value	1,184
PIS/COFINS [Member] | Sendas Distribuidora S.A. ("Sendas") [Member]
ProvisionForContingenciesLineItems [Line Items]
Estimated financial effect of potential value	117
ICMS [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	268	221
Provision for contingencies	50	92
Supplementary Law 110/2001 [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	96	88
Tax Claims [Member] | Exito Group [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	78
Civil And Other [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	68	49
Provision for contingencies	24	27
Provision for contingencies remaining amount	40	36
Civil And Other [Member] | Exito Group [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	17
Civil Other Tax Claims [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	145	116
Labor And Social Security Taxes [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	R$ 319	R$ 291
Agreements [Member]
ProvisionForContingenciesLineItems [Line Items]
Lease term	20 years
Lease additional renewal term	20 years